Long-term debt - Schedule of Long-term Debt (Detail)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CLP ($)	Jun. 30, 2021	Apr. 09, 2021 CAD ($)	Feb. 15, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Sep. 23, 2020 USD ($)	May 23, 2019 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 6,211,375,000						$ 4,538,470,000
Less: current portion	(356,397,000)						(139,874,000)
Long-term debt, excluding current portion	$ 5,854,978,000						4,398,596,000
Senior Unsecured Notes | U.S. dollar Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	3.46%	3.46%	3.46%
Par value	$ 1,700,000,000							$ 600,000,000
Long-term debt	$ 1,689,792,000						1,688,390,000
Senior Unsecured Notes | U.S. dollar Senior unsecured utility notes
Debt Instrument [Line Items]
Weighted average coupon	6.34%	6.34%	6.34%
Par value	$ 142,000,000
Long-term debt	$ 155,571,000						157,212,000
Senior Unsecured Notes | U.S dollar Senior secured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	4.71%	4.71%	4.71%
Par value	$ 556,219,000
Long-term debt	$ 558,177,000						561,494,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Notes (Green Equity Units)
Debt Instrument [Line Items]
Weighted average coupon	1.18%	1.18%	1.18%	1.18%
Par value	$ 1,150,000,000
Long-term debt	$ 1,140,801,000						0
Senior Unsecured Notes | Canadian dollar Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	3.81%	3.81%	3.81%
Par value		$ 1,400,669,000			$ 400,000,000	$ 150,000,000
Long-term debt	$ 1,099,403,000						899,710,000
Senior Unsecured Notes | Canadian dollar Senior secured project notes
Debt Instrument [Line Items]
Weighted average coupon	10.21%	10.21%	10.21%
Par value		$ 23,256,000
Long-term debt	$ 18,344,000						20,315,000
Senior Unsecured Notes | Chilean Unidad de Fomento borrowings Senior unsecured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	4.18%	4.18%	4.18%
Par value			$ 1,753,000
Long-term debt	$ 77,963,000						92,183,000
Senior Unsecured Notes | Senior Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	$ 5,589,513,000						3,917,149,000
Senior Unsecured Notes | U.S. dollar Subordinated unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	6.50%	6.50%	6.50%
Par value	$ 637,500,000								$ 350,000,000
Long-term debt	621,862,000						621,321,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured revolving credit facilities and delayed draw term facility
Debt Instrument [Line Items]
Long-term debt	368,806,000						223,507,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured bank credit facilities
Debt Instrument [Line Items]
Long-term debt	141,956,000						152,338,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial paper
Debt Instrument [Line Items]
Long-term debt	$ 338,700,000						$ 122,000,000